Investments and Recurring Fair Value Measurements - Schedule of monte carlo simulation model for the private warrants (Details) - CIK 001836707 SBEA Merger Sub LLC - $ / shares		12 Months Ended
	Mar. 02, 2021	Dec. 31, 2021
Risk-free interest rate	1.01%	1.37%
Expected term (years)	6 years 5 months 15 days	6 years 3 months
Stock price (in Dollars per share)	$ 9.584	$ 10.150
Probability of completing business combination	80.00%	95.00%
Expected volatility	24.20%	16.20%
Exercise price (in Dollars per share)	$ 11.50	$ 11.50